Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 1,304	€ 1,886